Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Tax-Managed Growth Fund 1.1 | Class A
Risk/Return:
Trading Symbol	ETTGX
Eaton Vance Tax-Managed Growth Fund 1.1 | Class B
Risk/Return:
Trading Symbol	EMTGX
Eaton Vance Tax-Managed Growth Fund 1.1 | Class C
Risk/Return:
Trading Symbol	ECTGX
Eaton Vance Tax-Managed Growth Fund 1.1 | Class I
Risk/Return:
Trading Symbol	EITMX
Eaton Vance Tax-Managed Growth Fund 1.2 | Class A
Risk/Return:
Trading Symbol	EXTGX
Eaton Vance Tax-Managed Growth Fund 1.2 | Class B
Risk/Return:
Trading Symbol	EYTGX
Eaton Vance Tax-Managed Growth Fund 1.2 | Class C
Risk/Return:
Trading Symbol	EZTGX
Eaton Vance Tax-Managed Growth Fund 1.2 | Class I
Risk/Return:
Trading Symbol	EITGX
Eaton Vance Stock Fund | Class A
Risk/Return:
Trading Symbol	EAERX
Eaton Vance Stock Fund | Class C
Risk/Return:
Trading Symbol	ECERX
Eaton Vance Stock Fund | Class I
Risk/Return:
Trading Symbol	EIERX
Parametric Commodity Strategy Fund | Investor Class
Risk/Return:
Trading Symbol	EAPCX
Parametric Commodity Strategy Fund | Institutional Class
Risk/Return:
Trading Symbol	EIPCX